                      SUPPLEMENT DATED SEPTEMBER 26, 1997
                        TO PROSPECTUS DATED MAY 1, 1997

                        SMALL CAP VALUE EQUITY PORTFOLIO
                             VALUE EQUITY PORTFOLIO
                               BALANCED PORTFOLIO
                         GLOBAL FIXED INCOME PORTFOLIO
                              HIGH YIELD PORTFOLIO

                               PORTFOLIOS OF THE
              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is being amended and supplemented to: (i) reflect changes to the parent of the investment adviser, administrator and the distributor; (ii) reflect changes in the portfolio managers of the Small Cap Value Equity and Global Fixed Income Portfolios; (iii) to reflect a clarification of the market capitalizations of the issuers in which the Small Cap Value Equity Portfolio primarily intends to invest; (iv) detail the Portfolios' revised investment policies with respect to certain derivative instruments; (v) reflect a change in the definition of high yield securities with respect to the High Yield Portfolio; (vi) reflect changes to the High Yield Portfolio's investment policy with respect to investment in the securities of foreign issuers; and (vii) reflect changes to the High Yield Portfolio's investment policy with respect to liquid Restricted Securities. The Prospectus is amended and supplemented as follows:

                                 --------------

    On May 31, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. Prior thereto, Morgan Stanley Group Inc. was the direct parent of Morgan Stanley Asset Management Inc. (the "Adviser") and Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The Adviser and Morgan Stanley are now subsidiaries of Morgan Stanley, Dean Witter, Discover & Co.

                                 --------------

    J. David Germany, Michael B. Kushma, Paul F. O'Brien, Robert M. Smith and Richard B. Worley now share primary responsibility for managing the assets of the Global Fixed Income Portfolio. Accordingly, the fourth full paragraph on page 26 is deleted and replaced with the following:

        GLOBAL FIXED INCOME PORTFOLIO -- J. DAVID GERMANY, MICHAEL B. KUSHMA, PAUL F. O'BRIEN, ROBERT M. SMITH AND RICHARD B. WORLEY. J. David Germany shares primary responsibility for managing the Portfolio's assets. He joined the Adviser in 1996 and has been a portfolio manager with the Adviser's affiliate, Miller Anderson & Sherrerd, LLP ("MAS") since 1991. He was Vice President & Senior Economist for Morgan Stanley from 1989 to 1991. He assumed responsibility for the Global Fixed Income and International Fixed Income Portfolios of the MAS-advised MAS Funds in 1993 and the MAS Fund's Multi-Asset-Class Portfolio in 1994. Mr. Germany was Senior Staff Economist (International Finance and Macroeconomics) to the Council of Economic Advisers -- Executive Office of the President from 1986 through 1987 and an Economist with the Board of

    Governors of the Federal Reserve System -- Division of International Finance from 1983 through 1987. He holds an A.B. degree (Valedictorian) from Princeton University and a Ph.D. in Economics from the Massachusetts Institute of Technology. Michael B. Kushma, a Principal at Morgan Stanley, joined the firm in 1987. He shares primary responsibility for managing the Portfolio's assets. He was a member of Morgan Stanley's global fixed income strategy group in the fixed income division from 1987-1995 where he became the division's senior government bond strategist. He joined the Adviser in 1995 where he took responsibility for the global fixed income bond strategist. Mr. Kushma received an A.B. in economics from Princeton University in 1979, and M. Sc. in economics from Columbia University in 1983. Paul F. O'Brien shares primary responsibility for managing the Portfolio's assets. He joined the Adviser and MAS in 1996. He was head of European Economics from 1993 through 1995 for JP Morgan and as Principal Administrator from 1991 through 1992 for the Organization for Economic Cooperation and Development. He assumed responsibility for the MAS-advised MAS Funds' Global Fixed Income and International Fixed Income Portfolios in 1996. Mr. O'Brien holds a B.S. degree from the Massachusetts Institute of Technology and a Ph.D. in Economics from the University of Minnesota. Robert Smith, a Principal of Morgan Stanley, joined the Adviser in June 1994. Prior to joining the Adviser, he spent eight years as Senior Portfolio Manager -- Fixed Income at the State of Florida Pension Fund. Mr. Smith's responsibilities included active total rate-of-return management of long term portfolios and supervision of other fixed income managers. A graduate of Florida State University with a B.S. in Business, Mr. Smith also received an M.B.A. -- Finance from Florida State and holds a Chartered Financial Analyst (CFA) designation. Richard
    B. Worley, a Managing Director of Morgan Stanley, joined MAS in 1978. He assumed responsibility for the MAS Funds Fixed Income Portfolio in 1984, the MAS Funds Domestic Fixed Income Portfolio in 1987, the MAS Funds Fixed Income Portfolio II in 1990, the MAS Funds Balanced and Special Purpose Fixed Income Portfolios in 1992, the MAS Funds Global Fixed Income and International Fixed Income Portfolios in 1993 and the MAS Funds Multi-Asset-Class Portfolio in 1994. Mr. Worley received a B.A. in Economics from University of Tennessee and attended the Graduate School of Economics at University of Texas.

                                 --------------

    Gary D. Haubold no longer serves as portfolio manager for the Small Cap Value Equity Portfolio. William B. Gerlach and Gary G. Schlarbaum now share primary responsibility for managing the assets of the Small Cap Value Equity Portfolio. Accordingly, the second full paragraph on Page 26 of the Prospectus is deleted and replaced with the following paragraph:

        SMALL CAP VALUE EQUITY PORTFOLIO -- WILLIAM B. GERLACH AND GARY G. SCHLARBAUM. Mr. Gerlach joined the Adviser in July 1996 and has worked with the Adviser's affiliate, Miller Anderson & Sherrerd, LLP ("MAS") since 1991. Previously, he was with Alphametrics Corporation and Wharton Econometric Forecasting Associates. Mr. Gerlach received a B.A. in Economics from Haverford College. Gary G. Schlarbaum, a Managing Director of Morgan Stanley, joined MAS in 1987. He assumed responsibility for the MAS Funds Equity and Small Cap Value Portfolios in 1987, the MAS Funds Balanced Portfolio in 1992 and the MAS Funds Multi-Asset-Class and Mid Cap Value Portfolios in 1994. Mr. Schlarbaum also is a Director of MAS Fund Distribution, Inc. Previously, he was with First Chicago Investment Advisers and was a Professor at the Krannert Graduate School at Purdue University. Mr. Schlarbaum holds a B.A. in Economics from Coe College and a Ph.D. in Applied Economics from University of Pennsylvania. Mr. Gerlach and Mr. Schlarbaum have had primary responsibility for managing the Small Cap Value Equity Portfolio since June 1997.

                                 --------------

    The second, third and fourth sentences under "THE SMALL CAP VALUE EQUITY PORTFOLIO" on page 14, are hereby deleted and replaced with the following:

        The Fund invests primarily in corporations domiciled in the United States with equity market capitalizations in the range of the companies represented in the Russell 2500 Small Company Index, but may invest in similar sized foreign companies. Such range is currently $70 million to $1.3 billion, but the range fluctuates over time with the equity market. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in equity securities of issuers whose market capitalizations are within the range represented in the Index.

                                 --------------

    The section entitled "FUTURES CONTRACTS AND OPTIONS OF FUTURES CONTRACTS" on pages 21-22 is deleted.

    The section entitled "OPTIONS TRANSACTIONS" on page 23 is deleted.

    After the section entitled "WHEN-ISSUED AND DELAYED DELIVERY SECURITIES" on page 24, the following sections are inserted:

    DERIVATIVE INSTRUMENTS

        The Portfolios are permitted to invest in various derivative instruments for both hedging and non-hedging purposes. Derivatives instruments include options, futures and options on futures, structured investments and structured notes, caps, floors, collars and swaps. Additionally, the Portfolios may invest in other derivative instruments that are developed over time if their use would be consistent with the objectives of the Portfolios. Each Portfolio will limit its use of derivative instruments to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivative instruments. The Portfolios' investments in forward foreign currency contracts and derivatives used for hedging purposes are not subject to the limit described above.

        The Portfolios may use derivative instruments under a number of different circumstances to further their investment objectives. The Portfolios may use derivatives when doing so provides more liquidity than the direct purchase of the securities underlying such derivatives. For example, a Portfolio may purchase derivatives to quickly gain exposure to a market in response to changes in the Portfolio's investment policy or upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying securities market. A Portfolio may also use derivatives when it is restricted from directly owning the underlying securities due to foreign investment restrictions or other reasons or when doing so provides a price advantage over purchasing the underlying securities directly, either because of a pricing differential between the derivatives and securities markets or because of lower transaction costs associated with the derivatives transaction. Derivatives may also be used by a Portfolio for hedging purposes and in other circumstances when a Portfolio's portfolio managers believe it advantageous to do so consistent with the Portfolio's investment objective. The Portfolios will not, however, use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by a particular Portfolio's investment policies, and then only in a manner consistent with such policies.

        Some of the derivative instruments in which the Portfolios may invest and the risks related thereto are described in more detail below.

    CAPS, FLOORS AND COLLARS

        The Portfolios may invest in caps, floors and collars, which are instruments analogous to options. In particular, a cap is the right to receive the excess of a reference rate over a given rate and is analogous to a put option. A floor is the right to receive the excess of a given rate over a reference rate and is analogous to a call option. Finally, a collar is an instrument that combines a cap and a floor. That is, the buyer of a collar buys a cap and writes a floor, and the writer of a collar writes a cap and buys a floor. The risks associated with caps, floors and collars are similar to those associated with options. In addition, caps, floors and collars are subject to risk of default by the counterparty because they are privately negotiated instruments.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

        The Portfolios may purchase and sell futures contracts and options on futures contracts, including but not limited to securities index futures, foreign currency exchange futures, interest rate futures contracts and other financial futures. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, instrument or basket thereof, at a specific future date and at a specified price. An option on a futures contract is a legal contract that gives the holder the right to buy or sell a specified amount of futures contracts at a fixed or determinable price upon the exercise of the option.

        The Portfolios may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or purchase securities index futures in order to gain market exposure. Subject to applicable laws, the Portfolios may engage in transactions in securities index futures contracts (and options thereon) which are traded on a recognized securities or futures exchange, or may purchase or sell such instruments in the over-the-counter market. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets.

        The Portfolios may engage in transactions involving foreign currency exchange futures contracts. Such contracts involve an obligation to purchase or sell a specific currency at a specified future date and at a specified price. The Portfolios may engage in such transactions to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency.

        The Portfolios may engage in transactions in interest rate futures transactions. Interest rate futures contracts involve an obligation to purchase or sell a specific debt security, instrument or basket thereof at a specified future date at a specified price. The value of the contract rises and falls inversely with changes in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates.

        Financial futures are futures contracts relating to financial instruments, such as U.S. Government securities, foreign currencies, and certificates of deposit. Such contracts involve an obligation to purchase or sell a specific security, instrument or basket thereof at a specified future date at a specified price. Like interest rate futures contracts, the value of financial futures contracts rises and falls inversely with changes in interest rates. The Portfolios may engage in financial futures contracts for hedging and non-hedging purposes.

        Under rules adopted by the Commodity Futures Trading Commission, each Portfolio may enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-hedging activities.

        Gains and losses on futures contracts and options thereon depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of investments held by a Portfolio and the prices of futures and options relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position. The risk that a Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid exchange or secondary market. The risk of loss in trading on futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing.

    OPTIONS TRANSACTIONS

        The Portfolios may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to securities, instruments, indices or baskets thereof in which such Portfolios may invest, as well as with respect to foreign currency. Purchasing a put option gives a Portfolio the right to sell a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the option. Purchasing a call option gives a Portfolio the right to purchase a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the option.

        Each Portfolio also may write (i.e., sell) put and call options on investments held in its portfolio, as well as with respect to foreign currency. A Portfolio that has written an option receives a premium, which increases the Portfolio's return on the underlying security or instrument in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying security or instrument above the exercise price of the option for as long as the Portfolio's obligation as writer of the option continues. The Portfolios may only write options that are "covered." A covered call option means that so long as the Portfolio is obligated as the writer of the option, it will earmark or segregate sufficient liquid assets to cover its obligations under the option or own (i) the underlying security or instrument subject to the option, (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the security or instrument subject to the option, or
    (iii) a call option on the same underlying security with a strike price no higher than the price at which the underlying instrument was sold pursuant to a short option position.

        By writing (or selling) a put option, a Portfolio incurs an obligation to buy the security or instrument underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election. The Portfolios may also write options that may be exercised by the purchaser only on a specific date. A Portfolio that has written a put option will earmark or segregate sufficient liquid assets to cover its obligations under the option or will own a put option on the same underlying security with an equal or higher strike price.

        The Portfolios may engage in transactions in options which are traded on recognized exchanges or over-the-counter. There currently are limited options markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of such options markets. The primary risks associated with the use of options are (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.

    STRUCTURED NOTES

        Structured Notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolios may use structured notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

    SWAPS -- SWAP CONTRACTS

        Swaps and Swap Contracts are derivatives in the form of a contract or other similar instrument in which two parties agree to exchange the returns generated by a security, instrument, basket or index thereof for the returns generated by another security, instrument, basket thereof or index. The payment streams are calculated by reference to a specific security, index or instrument and an agreed upon notional amount. The relevant indices include but are not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

        A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Fund's Board of Directors.

        Interest rate and total rate of return swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss consists of the net amount of payments that a Portfolio is contractually entitled to receive. In contrast, currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid. Swaps that include caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than "traditional" swaps.

        The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios would be less favorable than it would have been if this investment technique were not used.

                                 --------------

    The fifth bullet point under the heading "THE FUND" on page 10 of the Prospectus is deleted and replaced with the following:

    - The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.

                                 --------------

    The third sentence in the third paragraph under "THE HIGH YIELD PORTFOLIO" on page 17, is hereby deleted.

                                 --------------

    Under the heading "NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES" on page 22, the second paragraph is deleted and replaced with the following:

        As a general matter, the Portfolio may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market. Nor, as a general matter, may the Portfolio invest more than 10% of its total assets in securities that are restricted from sale to the public without registration ("Restricted Securities") under the Securities Act of 1933, as amended (the "1933 Act"). However, the Portfolio may invest without limit in liquid Restricted Securities that can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act ("Rule 144A Securities"). The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      SUPPLEMENT DATED SEPTEMBER 26, 1997
                        TO PROSPECTUS DATED MAY 1, 1997

                             FIXED INCOME PORTFOLIO
                            MUNICIPAL BOND PORTFOLIO
                      MORTGAGE-BACKED SECURITIES PORTFOLIO
                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO

                               PORTFOLIOS OF THE

              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is being amended and supplemented to: (i) reflect changes to the parent of the investment adviser, administrator and the distributor; (ii) detail the Portfolios' revised investment policies with respect to certain derivative instruments; (iii) reflect a change in the portfolio managers of the Money Market Portfolio; and (iv) reflect a change in the definition of high yield securities with respect to the High Yield Portfolio. The Prospectus is amended and supplemented as follows:
                                 --------------

    On May 31, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. Prior thereto, Morgan Stanley Group Inc. was the direct parent of Morgan Stanley Asset Management Inc. (the "Adviser") and Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The Adviser and Morgan Stanley are now subsidiaries of Morgan Stanley, Dean Witter, Discover & Co.
                                 --------------

    The section entitled "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" on pages 19-20 is deleted.

    The section entitled "OPTIONS TRANSACTIONS" on page 21 is deleted.

    After the section entitled "WHEN-ISSUED AND DELAYED DELIVERY SECURITIES" on pages 22-23, the following sections are inserted:

    DERIVATIVE INSTRUMENTS

        The Portfolios are permitted to invest in various derivative instruments for both hedging and non-hedging purposes. Derivatives instruments include options, futures and options on futures, structured investments and structured notes, caps, floors, collars and swaps. Additionally, the Portfolios may invest in other derivative instruments that are developed over time if their use would be consistent with the objectives of the Portfolios. Each Portfolio will limit its use of derivative instruments to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivative instruments. The Portfolios' investments in forward foreign currency contracts and derivatives used for hedging purposes are not subject to the limit described above.

        The Portfolios may use derivative instruments under a number of different circumstances to further their investment objectives. The Portfolios may use derivatives when doing so provides more liquidity than the direct purchase of the securities underlying such derivatives. For example, a Portfolio may purchase derivatives to quickly gain exposure to a market in response to changes in the Portfolio's investment policy or upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying securities market. A Portfolio may also use derivatives when it is restricted from directly owning the underlying securities due to foreign investment restrictions or other reasons or when doing so provides a price advantage over purchasing the underlying securities directly, either because of a pricing differential between the derivatives and securities markets or because of lower transaction costs associated with the derivatives transaction. Derivatives may also be used by a Portfolio for hedging purposes and in other circumstances when a Portfolio's portfolio managers believe it advantageous to do so consistent with the Portfolio's investment objective. The Portfolios will not, however, use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by a particular Portfolio's investment policies, and then only in a manner consistent with such policies.

        Some of the derivative instruments in which the Portfolios may invest and the risks related thereto are described in more detail below.

    CAPS, FLOORS AND COLLARS

        The Portfolios may invest in caps, floors and collars, which are instruments analogous to options. In particular, a cap is the right to receive the excess of a reference rate over a given rate and is analogous to a put option. A floor is the right to receive the excess of a given rate over a reference rate and is analogous to a call option. Finally, a collar is an instrument that combines a cap and a floor. That is, the buyer of a collar buys a cap and writes a floor, and the writer of a collar writes a cap and buys a floor. The risks associated with caps, floors and collars are similar to those associated with options. In addition, caps, floors and collars are subject to risk of default by the counterparty because they are privately negotiated instruments.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

        The Non-Money Portfolios may purchase and sell futures contracts and options on futures contracts, including but not limited to securities index futures, foreign currency exchange futures, interest rate futures contracts and other financial futures. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, instrument or basket thereof, at a specific future date and at a specified price. An option on a futures contract is a legal contract that gives the holder the right to buy or sell a specified amount of futures contracts at a fixed or determinable price upon the exercise of the option.

        The Non-Money Portfolios may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or purchase securities index futures in order to gain market exposure. Subject to applicable laws, the Portfolios may engage in transactions in securities index futures contracts (and options thereon) which are traded on a recognized securities or futures exchange, or may purchase or sell such instruments in the over-the-counter market. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets.

        The Non-Money Portfolios may engage in transactions involving foreign currency exchange futures contracts. Such contracts involve an obligation to purchase or sell a specific currency at a specified future date and at a specified price. The Portfolios may engage in such transactions to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency.

        The Non-Money Portfolios may engage in transactions in interest rate futures transactions. Interest rate futures contracts involve an obligation to purchase or sell a specific debt security, instrument or basket thereof at a specified future date at a specified price. The value of the contract rises and falls inversely with changes in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates.

        Financial futures are futures contracts relating to financial instruments, such as U.S. Government securities, foreign currencies, and certificates of deposit. Such contracts involve an obligation to purchase or sell a specific security, instrument or basket thereof at a specified future date at a specified price. Like interest rate futures contracts, the value of financial futures contracts rises and falls inversely with changes in interest rates. The Non-Money Portfolios may engage in financial futures contracts for hedging and non-hedging purposes.

        Under rules adopted by the Commodity Futures Trading Commission, each Non-Money Portfolio may enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-hedging activities.

        Gains and losses on futures contracts and options thereon depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of investments held by a Non-Money Portfolio and the prices of futures and options relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position. The risk that a Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid exchange or secondary market. The risk of loss in trading on futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing.

    OPTIONS TRANSACTIONS

        The Non-Money Portfolios may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to securities, instruments, indices or baskets thereof in which such Portfolios may invest, as well as with respect to foreign currency. Purchasing a put option gives a Portfolio the right to sell a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the option. Purchasing a call option gives a Portfolio the right to purchase a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the option.

        Each Non-Money Portfolio also may write (i.e., sell) put and call options on investments held in its portfolio, as well as with respect to foreign currency. A Portfolio that has written an option receives a premium, which increases the Portfolio's return on the underlying security or instrument in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying security or instrument above the exercise price of the option for as long as the Portfolio's obligation as writer of the option continues. The Portfolios may only write options that are "covered." A covered call option means that so long as the Portfolio is obligated as the writer of the option, it will earmark or segregate sufficient liquid assets to cover its obligations under the option or own (i) the underlying security or instrument subject to the option,
    (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the security or instrument subject to the option, or (iii) a call option on the same underlying security with a strike price no higher than the price at which the underlying instrument was sold pursuant to a short option position.

        By writing (or selling) a put option, a Non-Money Portfolio incurs an obligation to buy the security or instrument underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election. The Portfolios may also write options that may be exercised by the purchaser only on a specific date. A Portfolio that has written a put option will earmark or segregate sufficient liquid assets to cover its obligations under the option or will own a put option on the same underlying security with an equal or higher strike price.

        The Non-Money Portfolios may engage in transactions in options which are traded on recognized exchanges or over-the-counter. There currently are limited options markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of such options markets. The primary risks associated with the use of options are (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.

    STRUCTURED NOTES

        Structured Notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Non-Money Portfolios may use structured notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

    SWAPS -- SWAP CONTRACTS

        Swaps and Swap Contracts are derivatives in the form of a contract or other similar instrument in which two parties agree to exchange the returns generated by a security, instrument, basket or index thereof for the returns generated by another security, instrument, basket thereof or index. The payment streams are calculated by reference to a specific security, index or instrument and an agreed upon notional amount. The relevant indices include but are not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Non-Money Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

        A Non-Money Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Fund's Board of Directors.

        Interest rate and total rate of return swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of payments that a Non-Money Portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss consists of the net amount of payments that a Portfolio is contractually entitled to receive. In contrast, currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid. Swaps that include caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than "traditional" swaps.

        The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Non-Money Portfolios would be less favorable than it would have been if this investment technique were not used.

                                 --------------

    Kenneth R. Holley no longer serves as a portfolio manager for the Money Market Portfolio. Abigail Jones Feder, Daniel M. Niland, Ellen D. Harvey, Christian G. Roth and Scott F. Richard now share primary responsibility for managing the assets of the Money Market Portfolio. Accordingly, the last paragraph on page 24 is deleted and replaced with the following:

        MONEY MARKET PORTFOLIO -- ABIGAIL JONES FEDER, DANIEL M. NILAND, ELLEN D. HARVEY, CHRISTIAN G. ROTH, AND SCOTT F. RICHARD. Abigail Jones Feder is a Principal of Morgan Stanley and shares responsibility for managing short-term taxable and tax-exempt portfolios. Ms. Feder joined Morgan Stanley's Corporate Finance Department in 1985. In 1987 she joined the Adviser as a Marketing Analyst and was promoted to a Marketing Director in 1988. She joined the Fixed Income Group as a Portfolio Manager in 1989 and she became a Vice President in 1992. Ms. Feder holds a B.A. from Vassar College. Ms. Feder has had primary responsibility for managing the Portfolio's assets since its inception. Daniel M. Niland joined the Adviser in July 1997 as a Vice President and shares responsibility for managing short-term taxable portfolios. Prior to joining the Adviser, Mr. Niland managed liquidity and short duration fixed income portfolios for institutional and private accounts at Citibank Global Asset Management. Before joining Citibank, Mr. Niland worked at J.P. Morgan as a portfolio manager investing $20 billion in short-term securities for that firm's securities lending program. Mr. Niland holds a B.A. from Iona College and an M.B.A. from Fordham University. Mr. Niland has shared primary responsibility for managing the Portfolio's assets since July 1997. Ellen D. Harvey joined the Adviser in 1996 and has been a portfolio manager with Miller Anderson & Sherrerd, LLP ("MAS"), an affiliate of the Adviser, since 1984. She assumed responsibility for the MAS-advised Cash Reserves Portfolio in 1990, the Limited Duration Portfolio in 1992 and the Intermediate Duration Portfolio in 1994. Ms. Harvey holds an A.B. in economics from Princeton University and an M.A. in economics from George Washington University. Christian G. Roth joined the Adviser in 1996 and has been a portfolio manager with MAS since 1991. He served as Senior Associate, Dean Witter Capital Corporation from 1987 to 1991. He assumed responsibility for the MAS-advised Limited Duration and Intermediate Duration Portfolios in 1994. Mr. Roth holds a B.S. from The Wharton School of the University of Pennsylvania. Scott F. Richard joined the Adviser in 1996 and has been a portfolio manager with MAS since 1992. He served as Vice President, Head of Fixed Income Research & Model Development for Goldman, Sachs & Co. from 1987 to 1991 and as Head of Mortgage Research in 1992. He assumed responsibility for the MAS-advised Mortgage-Backed Securities Portfolio in 1992 and the Limited Duration, Intermediate Duration, Municipal and PA Municipal Portfolios in 1994. Mr. Richard holds a B.S. from Massachusetts Institute of Technology and a D.B.A. from Harvard Graduate School of Business Administration. Ms. Harvey, Mr. Roth and Mr. Richard have shared primary responsibility for managing the Portfolio's assets since January 1996.
                                 --------------

    The third bullet point under the heading "FIXED INCOME:" on page 11 of the Prospectus is deleted and replaced with the following:

    - The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.
                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      SUPPLEMENT DATED SEPTEMBER 26, 1997
                        TO PROSPECTUS DATED MAY 1, 1997

                         INTERNATIONAL MAGNUM PORTFOLIO
                               A PORTFOLIO OF THE
              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is being amended and supplemented to: (i) reflect changes to the parent of the investment adviser, administrator and the distributor; (ii) detail the Portfolio's revised investment policies with respect to certain derivative instruments; (iii) reflect a change in the Portfolio's policy concerning investment in securities of issuers not domiciled in an EAFE country (defined below); and (iv) reflect a change in the definition of high yield securities with respect to the High Yield Portfolio. The Prospectus is amended and supplemented as follows:
                                 --------------

    On May 31, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. Prior thereto, Morgan Stanley Group Inc. was the direct parent of Morgan Stanley Asset Management Inc. (the "Adviser") and Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The Adviser and Morgan Stanley are now subsidiaries of Morgan Stanley, Dean Witter, Discover & Co.
                                 --------------

    The section entitled "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" on pages 11-13 is deleted.

    The section entitled "OPTIONS TRANSACTIONS" on pages 14-15 is deleted.

    After the section entitled "WHEN-ISSUED AND DELAYED DELIVERY SECURITIES" on pages 15-16, the following sections are inserted:

    DERIVATIVE INSTRUMENTS

        The Portfolio is permitted to invest in various derivative instruments for both hedging and non-hedging purposes. Derivatives instruments include options, futures and options on futures, structured investments and structured notes, caps, floors, collars and swaps. Additionally, the Portfolio may invest in other derivative instruments that are developed over time if their use would be consistent with the objectives of the Portfolio. The Portfolio will limit its use of derivative instruments to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivative instruments. The Portfolio's investments in forward foreign currency contracts and derivatives used for hedging purposes are not subject to the limit described above.

        The Portfolio may use derivative instruments under a number of different circumstances to further its investment objectives. The Portfolio may use derivatives when doing so provides more liquidity than the direct purchase of the securities underlying such derivatives. For example, the Portfolio may purchase derivatives to quickly gain exposure to a market in response to changes in the Portfolio's investment policy or upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying securities market. The Portfolio may also use derivatives when it is restricted from directly owning the underlying securities due to foreign investment restrictions or other reasons or when doing so provides a price advantage over purchasing the underlying securities directly, either because of a pricing differential between the derivatives and securities markets or because of lower transaction costs associated with the derivatives transaction. Derivatives may also be used by the Portfolio for hedging purposes and in other circumstances when the Portfolio's portfolio managers believe it advantageous to do so consistent with the Portfolio's investment objective. The Portfolio will not, however, use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by the Portfolio's investment policies, and then only in a manner consistent with such policies.

        Some of the derivative instruments in which the Portfolio may invest and the risks related thereto are described in more detail below.

    CAPS, FLOORS AND COLLARS

        The Portfolio may invest in caps, floors and collars, which are instruments analogous to options. In particular, a cap is the right to receive the excess of a reference rate over a given rate and is analogous to a put option. A floor is the right to receive the excess of a given rate over a reference rate and is analogous to a call option. Finally, a collar is an instrument that combines a cap and a floor. That is, the buyer of a collar buys a cap and writes a floor, and the writer of a collar writes a cap and buys a floor. The risks associated with caps, floors and collars are similar to those associated with options. In addition, caps, floors and collars are subject to risk of default by the counterparty because they are privately negotiated instruments.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

        The Portfolio may purchase and sell futures contracts and options on futures contracts, including but not limited to securities index futures, foreign currency exchange futures, interest rate futures contracts and other financial futures. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, instrument or basket thereof, at a specific future date and at a specified price. An option on a futures contract is a legal contract that gives the holder the right to buy or sell a specified amount of futures contracts at a fixed or determinable price upon the exercise of the option.

        The Portfolio may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or purchase securities index futures in order to gain market exposure. Subject to applicable laws, the Portfolio may engage in transactions in securities index futures contracts (and options thereon) which are traded on a recognized securities or futures exchange, or may purchase or sell such instruments in the over-the-counter market. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets.

        The Portfolio may engage in transactions involving foreign currency exchange futures contracts. Such contracts involve an obligation to purchase or sell a specific currency at a specified future date and at a specified price. The Portfolio may engage in such transactions to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency.

        The Portfolio may engage in transactions in interest rate futures transactions. Interest rate futures contracts involve an obligation to purchase or sell a specific debt security, instrument or basket thereof at a specified future date at a specified price. The value of the contract rises and falls inversely with changes in interest rates. The Portfolio may engage in such transactions to hedge its holdings of debt instruments against future changes in interest rates.

        Financial futures are futures contracts relating to financial instruments, such as U.S. Government securities, foreign currencies, and certificates of deposit. Such contracts involve an obligation to purchase or sell a specific security, instrument or basket thereof at a specified future date at a specified price. Like interest rate futures contracts, the value of financial futures contracts rises and falls inversely with changes in interest rates. The Portfolio may engage in financial futures contracts for hedging and non-hedging purposes.

        Under rules adopted by the Commodity Futures Trading Commission, the Portfolio may enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of the Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-hedging activities.

        Gains and losses on futures contracts and options thereon depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of investments held by the Portfolio and the prices of futures and options relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position. The risk that the Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid exchange or secondary market. The risk of loss in trading on futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing.

    OPTIONS TRANSACTIONS

        The Portfolio may seek to increase its return or may hedge its portfolio investments through options transactions with respect to securities, instruments, indices or baskets thereof in which the Portfolio may invest, as well as with respect to foreign currency. Purchasing a put option gives the Portfolio the right to sell a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the option. Purchasing a call option gives the Portfolio the right to purchase a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the option.

        The Portfolio also may write (i.e., sell) put and call options on investments held in its portfolio, as well as with respect to foreign currency. When the Portfolio has written an option, it receives a premium, which increases the Portfolio's return on the underlying security or instrument in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, the Portfolio will limit its opportunity to profit from an increase in the market value of the underlying security or instrument above the exercise price of the option for as long as the Portfolio's obligation as writer of the option continues. The Portfolio may only write options that are "covered." A covered call option means that so long as the Portfolio is obligated as the writer of the option, it will earmark or segregate sufficient liquid assets to cover its obligations under the option or own (i) the underlying security or instrument subject to the option, (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the security or instrument subject to the option, or
    (iii) a call option on the same underlying security with a strike price no higher than the price at which the underlying instrument was sold pursuant to a short option position.

        By writing (or selling) a put option, the Portfolio incurs an obligation to buy the security or instrument underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election. The Portfolio may also write options that may be exercised by the purchaser only on a specific date. The Portfolio that has written a put option will earmark or segregate sufficient liquid assets to cover its obligations under the option or will own a put option on the same underlying security with an equal or higher strike price.

        The Portfolio may engage in transactions in options which are traded on recognized exchanges or over-the-counter. There currently are limited options markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of such options markets. The primary risks associated with the use of options are (i) imperfect correlation between the change in market value of investments held, purchased or sold by the Portfolio and the prices of options relating to such investments, and
    (ii) possible lack of a liquid secondary market for an option.

    STRUCTURED NOTES

        Structured Notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolio may use structured notes to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

    SWAPS -- SWAP CONTRACTS

        Swaps and Swap Contracts are derivatives in the form of a contract or other similar instrument in which two parties agree to exchange the returns generated by a security, instrument, basket or index thereof for the returns generated by another security, instrument, basket thereof or index. The payment streams are calculated by reference to a specific security, index or instrument and an agreed upon notional amount. The relevant indices include but are not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which the Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

        The Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. The Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities. The Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Fund's Board of Directors.

        Interest rate and total rate of return swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive. In contrast, currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid. Swaps that include caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than "traditional" swaps.

        The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

                                 --------------

    Under the heading "INVESTMENT OBJECTIVE AND POLICIES" on page 10, the first paragraph is deleted and replaced with the following:

    The investment objective of the Portfolio is to provide long-term capital appreciation. The production of any current income is incidental to this objective. The Portfolio seeks to achieve its objective by investing primarily in equity securities of non-U.S. issuers domiciled in the EAFE countries (defined below). The countries in which the Portfolio will invest are those comprising the Morgan Stanley Capital International EAFE Index (the "Index"), which includes Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore (each an "EAFE country," and collectively the "EAFE countries"). At least 65% of the total assets of the Portfolio will be invested in equity securities of issuers in at least three different EAFE countries under normal circumstances. The Portfolio may also invest up to 5% of its total assets in the securities of issuers domiciled in countries which do not comprise part of the Index. The Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Portfolio will attain its objective.

                                 --------------

    The first sentence on page 11 is deleted and replaced with the following:

    Although the Portfolio anticipates being fully invested in the equity securities described above, the Portfolio may invest, under normal circumstances for cash management purposes, up to 35% of its total assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities or hold cash.

                                 --------------

    The fourth bullet point under the heading "FIXED INCOME:" on page 7 of the Prospectus is deleted and replaced with the following:

    - The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      SUPPLEMENT DATED SEPTEMBER 26, 1997
                        TO PROSPECTUS DATED MAY 1, 1997
                                 GOLD PORTFOLIO
                               A PORTFOLIO OF THE
              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is being amended and supplemented to: (i) reflect changes to the parent of the investment adviser, administrator and the distributor; (ii) detail the Portfolio's revised investment policies with respect to certain derivative instruments; and (iii) reflect a change in the definition of high yield securities with respect to the High Yield Portfolio. The Prospectus is amended and supplemented as follows:
                                 --------------

    On May 31, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. Prior thereto, Morgan Stanley Group Inc. was the direct parent of Morgan Stanley Asset Management Inc. (the "Adviser") and Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The Adviser and Morgan Stanley are now subsidiaries of Morgan Stanley, Dean Witter, Discover & Co.
                                 --------------

    The section entitled "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" on pages 13-14 is deleted.

    The section entitled "OPTIONS TRANSACTIONS" on page 15 is deleted.

    After the section entitled "WHEN-ISSUED AND DELAYED DELIVERY SECURITIES" on page 17, the following sections are inserted:

    DERIVATIVE INSTRUMENTS

        The Portfolio is permitted to invest in various derivative instruments for both hedging and non-hedging purposes. Derivatives instruments include options, futures and options on futures, structured investments and structured notes, caps, floors, collars and swaps. Additionally, the Portfolio may invest in other derivative instruments that are developed over time if their use would be consistent with the objectives of the Portfolio. The Portfolio will limit its use of derivative instruments to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivative instruments. The Portfolio's investments in forward foreign currency contracts and derivatives used for hedging purposes are not subject to the limit described above.

        The Portfolio may use derivative instruments under a number of different circumstances to further its investment objectives. The Portfolio may use derivatives when doing so provides more liquidity than the direct purchase of the securities underlying such derivatives. For example, the Portfolio may purchase derivatives to quickly gain exposure to a market in response to changes in the Portfolio's investment policy or upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying securities market. The Portfolio may also use derivatives when it is restricted from directly owning the underlying securities due to foreign investment restrictions or other reasons or when doing so provides a price advantage over purchasing the underlying securities directly, either because of a pricing differential between the derivatives and securities markets or because of lower transaction costs associated with the derivatives transaction. Derivatives may also be used by the Portfolio for hedging purposes and in other circumstances when the Portfolio's portfolio managers believe it advantageous to do so consistent with the Portfolio's investment objective. The Portfolio will not, however, use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by the Portfolio's investment policies, and then only in a manner consistent with such policies.

        Some of the derivative instruments in which the Portfolio may invest and the risks related thereto are described in more detail below.

    CAPS, FLOORS AND COLLARS

        The Portfolio may invest in caps, floors and collars, which are instruments analogous to options. In particular, a cap is the right to receive the excess of a reference rate over a given rate and is analogous to a put option. A floor is the right to receive the excess of a given rate over a reference rate and is analogous to a call option. Finally, a collar is an instrument that combines a cap and a floor. That is, the buyer of a collar buys a cap and writes a floor, and the writer of a collar writes a cap and buys a floor. The risks associated with caps, floors and collars are similar to those associated with options. In addition, caps, floors and collars are subject to risk of default by the counterparty because they are privately negotiated instruments.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

        The Portfolio may purchase and sell futures contracts and options on futures contracts, including but not limited to securities index futures, foreign currency exchange futures, interest rate futures contracts and other financial futures. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, instrument or basket thereof, at a specific future date and at a specified price. An option on a futures contract is a legal contract that gives the holder the right to buy or sell a specified amount of futures contracts at a fixed or determinable price upon the exercise of the option.

        The Portfolio may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or purchase securities index futures in order to gain market exposure. Subject to applicable laws, the Portfolio may engage in transactions in securities index futures contracts (and options thereon) which are traded on a recognized securities or futures exchange, or may purchase or sell such instruments in the over-the-counter market. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets.

        The Portfolio may engage in transactions involving foreign currency exchange futures contracts. Such contracts involve an obligation to purchase or sell a specific currency at a specified future date and at a specified price. The Portfolio may engage in such transactions to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency.

        The Portfolio may engage in transactions in interest rate futures transactions. Interest rate futures contracts involve an obligation to purchase or sell a specific debt security, instrument or basket thereof at a specified future date at a specified price. The value of the contract rises and falls inversely with changes in interest rates. The Portfolio may engage in such transactions to hedge its holdings of debt instruments against future changes in interest rates.

        Financial futures are futures contracts relating to financial instruments, such as U.S. Government securities, foreign currencies, and certificates of deposit. Such contracts involve an obligation to purchase or sell a specific security, instrument or basket thereof at a specified future date at a specified price. Like interest rate futures contracts, the value of financial futures contracts rises and falls inversely with changes in interest rates. The Portfolio may engage in financial futures contracts for hedging and non-hedging purposes.

        Under rules adopted by the Commodity Futures Trading Commission, the Portfolio may enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of the Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-hedging activities.

        Gains and losses on futures contracts and options thereon depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of investments held by the Portfolio and the prices of futures and options relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position. The risk that the Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid exchange or secondary market. The risk of loss in trading on futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing.

    OPTIONS TRANSACTIONS

        The Portfolio may seek to increase its return or may hedge its portfolio investments through options transactions with respect to securities, instruments, indices or baskets thereof in which the Portfolio may invest, as well as with respect to foreign currency. Purchasing a put option gives the Portfolio the right to sell a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the option. Purchasing a call option gives the Portfolio the right to purchase a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the option.

        The Portfolio also may write (i.e., sell) put and call options on investments held in its portfolio, as well as with respect to foreign currency. When the Portfolio has written an option, it receives a premium, which increases the Portfolio's return on the underlying security or instrument in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, the Portfolio will limit its opportunity to profit from an increase in the market value of the underlying security or instrument above the exercise price of the option for as long as the Portfolio's obligation as writer of the option continues. The Portfolio may only write options that are "covered". A covered call option means that so long as the Portfolio is obligated as the writer of the option, it will earmark or segregate sufficient liquid assets to cover its obligations under the option or own (i) the underlying security or instrument subject to the option, (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the security or instrument subject to the option, or
    (iii) a call option on the same underlying security with a strike price no higher than the price at which the underlying instrument was sold pursuant to a short option position.

        By writing (or selling) a put option, the Portfolio incurs an obligation to buy the security or instrument underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election. The Portfolio may also write options that may be exercised by the purchaser only on a specific date. The Portfolio that has written a put option will earmark or segregate sufficient liquid assets to cover its obligations under the option or will own a put option on the same underlying security with an equal or higher strike price.

        The Portfolio may engage in transactions in options which are traded on recognized exchanges or over-the-counter. There currently are limited options markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of such options markets. The primary risks associated with the use of options are (i) imperfect correlation between the change in market value of investments held, purchased or sold by the Portfolio and the prices of options relating to such investments, and
    (ii) possible lack of a liquid secondary market for an option.

    STRUCTURED NOTES

        Structured Notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolio may use structured notes to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

    SWAPS -- SWAP CONTRACTS

        Swaps and Swap Contracts are derivatives in the form of a contract or other similar instrument in which two parties agree to exchange the returns generated by a security, instrument, basket or index thereof for the returns generated by another security, instrument, basket thereof or index. The payment streams are calculated by reference to a specific security, index or instrument and an agreed upon notional amount. The relevant indices include but are not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which the Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

        The Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. The Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities. The Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Fund's Board of Directors

        Interest rate and total rate of return swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive. In contrast, currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid. Swaps that include caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than "traditional" swaps.

        The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

                                 --------------

    The fourth bullet point under the heading "FIXED INCOME:" on page 8 of the Prospectus is deleted and replaced with the following:

    - The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      SUPPLEMENT DATED SEPTEMBER 26, 1997
                        TO PROSPECTUS DATED MAY 1, 1997

                            EQUITY GROWTH PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                          AGGRESSIVE EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is being amended and supplemented to: (i) reflect changes to the parent of the investment adviser, administrator and the distributor; (ii) reflect a change in the portfolio managers of the Emerging Growth Portfolio;
(iii) detail the Portfolios' revised investment policies with respect to certain derivative instruments; and (iv) reflect a change in the definition of high yield securities with respect to the High Yield Portfolio. The Prospectus is amended and supplemented as follows:
                                 --------------

    On May 31, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. Prior thereto, Morgan Stanley Group Inc. was the direct parent of Morgan Stanley Asset Management Inc. (the "Adviser") and Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The Adviser and Morgan Stanley are now subsidiaries of Morgan Stanley, Dean Witter, Discover & Co.
                                 --------------

    Daniel R. Lascano no longer serves as a portfolio manager for the Emerging Growth Portfolio. Accordingly, the fourth, fifth and sixth paragraphs on page 23 are deleted and replaced with the following:

        EMERGING GROWTH PORTFOLIO -- KURT A. FEUERMAN AND CHRISTOPHER R. BLAIR. Information about Mr. Feuerman is included under the Equity Growth Portfolio above. Christopher Blair joined Morgan Stanley Asset Management Inc. in 1993 as a Security Analyst in the Emerging Growth Stock Group. He was elected Vice President in 1996. Prior to joining the Adviser, he was a Financial Analyst for two years in Morgan Stanley's Corporate Finance Department, where he focused on the telecommunications and technology sectors. Mr. Blair graduated with Distinction from McGill University with a B.A. in Economics and Political Science. Mr. Feuerman and Mr. Blair have shared primary responsibility for managing the Portfolio's assets since April 1997.
                                 --------------

    The section entitled "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" on pages 17-18 is deleted.

    The section entitled "OPTIONS TRANSACTIONS" on pages 19-20 is deleted.

    After the section entitled "WHEN-ISSUED AND DELAYED DELIVERY SECURITIES" on pages 21-22, the following sections are inserted:

    DERIVATIVE INSTRUMENTS

        The Portfolios are permitted to invest in various derivative instruments for both hedging and non-hedging purposes. Derivatives instruments include options, futures and options on futures, structured investments and structured notes, caps, floors, collars and swaps. Additionally, the Portfolios may invest in other derivative instruments that are developed over time if their use would be consistent with the objectives of the Portfolios. Each Portfolio will limit its use of derivative instruments to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivative instruments. The Portfolios' investments in forward foreign currency contracts and derivatives used for hedging purposes are not subject to the limit described above.

        The Portfolios may use derivative instruments under a number of different circumstances to further their investment objectives. The Portfolios may use derivatives when doing so provides more liquidity than the direct purchase of the securities underlying such derivatives. For example, a Portfolio may purchase derivatives to quickly gain exposure to a market in response to changes in the Portfolio's investment policy or upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying securities market. A Portfolio may also use derivatives when it is restricted from directly owning the underlying securities due to foreign investment restrictions or other reasons or when doing so provides a price advantage over purchasing the underlying securities directly, either because of a pricing differential between the derivatives and securities markets or because of lower transaction costs associated with the derivatives transaction. Derivatives may also be used by a Portfolio for hedging purposes and in other circumstances when a Portfolio's portfolio managers believe it advantageous to do so consistent with the Portfolio's investment objective. The Portfolios will not, however, use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by a particular Portfolio's investment policies, and then only in a manner consistent with such policies.

        Some of the derivative instruments in which the Portfolios may invest and the risks related thereto are described in more detail below.

    CAPS, FLOORS AND COLLARS

        The Portfolios may invest in caps, floors and collars, which are instruments analogous to options. In particular, a cap is the right to receive the excess of a reference rate over a given rate and is analogous to a put option. A floor is the right to receive the excess of a given rate over a reference rate and is analogous to a call option. Finally, a collar is an instrument that combines a cap and a floor. That is, the buyer of a collar buys a cap and writes a floor, and the writer of a collar writes a cap and buys a floor. The risks associated with caps, floors and collars are similar to those associated with options. In addition, caps, floors and collars are subject to risk of default by the counterparty because they are privately negotiated instruments.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

        The Portfolios may purchase and sell futures contracts and options on futures contracts, including but not limited to securities index futures, foreign currency exchange futures, interest rate futures contracts and other financial futures. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, instrument or basket thereof, at a specific future date and at a specified price. An option on a futures contract is a legal contract that gives the holder the right to buy or sell a specified amount of futures contracts at a fixed or determinable price upon the exercise of the option.

        The Portfolios may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or purchase securities index futures in order to gain market exposure. Subject to applicable laws, the Portfolios may engage in transactions in securities index futures contracts (and options thereon) which are traded on a recognized securities or futures exchange, or may purchase or sell such instruments in the over-the-counter market. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets.

        The Portfolios may engage in transactions involving foreign currency exchange futures contracts. Such contracts involve an obligation to purchase or sell a specific currency at a specified future date and at a specified price. The Portfolios may engage in such transactions to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency.

        The Portfolios may engage in transactions in interest rate futures transactions. Interest rate futures contracts involve an obligation to purchase or sell a specific debt security, instrument or basket thereof at a specified future date at a specified price. The value of the contract rises and falls inversely with changes in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates.

        Financial futures are futures contracts relating to financial instruments, such as U.S. Government securities, foreign currencies, and certificates of deposit. Such contracts involve an obligation to purchase or sell a specific security, instrument or basket thereof at a specified future date at a specified price. Like interest rate futures contracts, the value of financial futures contracts rises and falls inversely with changes in interest rates. The Portfolios may engage in financial futures contracts for hedging and non-hedging purposes.

        Under rules adopted by the Commodity Futures Trading Commission, each Portfolio may enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-hedging activities.

        Gains and losses on futures contracts and options thereon depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of investments held by a Portfolio and the prices of futures and options relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position. The risk that a Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid exchange or secondary market. The risk of loss in trading on futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing.

    OPTIONS TRANSACTIONS

        The Portfolios may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to securities, instruments, indices or baskets thereof in which such Portfolios may invest, as well as with respect to foreign currency. Purchasing a put option gives a Portfolio the right to sell a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the option. Purchasing a call option gives a Portfolio the right to purchase a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the option.

        Each Portfolio also may write (i.e., sell) put and call options on investments held in its portfolio, as well as with respect to foreign currency. A Portfolio that has written an option receives a premium, which increases the Portfolio's return on the underlying security or instrument in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying security or instrument above the exercise price of the option for as long as the Portfolio's obligation as writer of the option continues. The Portfolios may only write options that are "covered." A covered call option means that so long as the Portfolio is obligated as the writer of the option, it will earmark or segregate sufficient liquid assets to cover its obligations under the option or own (i) the underlying security or instrument subject to the option, (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the security or instrument subject to the option, or
    (iii) a call option on the same underlying security with a strike price no higher than the price at which the underlying instrument was sold pursuant to a short option position.

        By writing (or selling) a put option, a Portfolio incurs an obligation to buy the security or instrument underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election. The Portfolios may also write options that may be exercised by the purchaser only on a specific date. A Portfolio that has written a put option will earmark or segregate sufficient liquid assets to cover its obligations under the option or will own a put option on the same underlying security with an equal or higher strike price.

        The Portfolios may engage in transactions in options which are traded on recognized exchanges or over-the-counter. There currently are limited options markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of such options markets. The primary risks associated with the use of options are (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.

    STRUCTURED NOTES

        Structured Notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolios may use structured notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

    SWAPS -- SWAP CONTRACTS

        Swaps and Swap Contracts are derivatives in the form of a contract or other similar instrument in which two parties agree to exchange the returns generated by a security, instrument, basket or index thereof for the returns generated by another security, instrument, basket thereof or index. The payment streams are calculated by reference to a specific security, index or instrument and an agreed upon notional amount. The relevant indices include but are not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

        A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Fund's Board of Directors.

        Interest rate and total rate of return swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss consists of the net amount of payments that a Portfolio is contractually entitled to receive. In contrast, currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid. Swaps that include caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than "traditional" swaps.

        The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

                                 --------------

    The fourth bullet point under the heading "FIXED INCOME:" on page 9 of the Prospectus is deleted and replaced with the following:

    - The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.
                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      SUPPLEMENT DATED SEPTEMBER 26, 1997
                        TO PROSPECTUS DATED MAY 1, 1997

                      ACTIVE COUNTRY ALLOCATION PORTFOLIO

                               A PORTFOLIO OF THE

              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is being amended and supplemented to: (i) reflect changes to the parent of the investment adviser, administrator and the distributor; (ii) detail the Portfolio's revised investment policies with respect to certain derivative instruments; and (iii) reflect a change in the definition of high yield securities with respect to the High Yield Portfolio. The Prospectus is amended and supplemented as follows:
                                 --------------

    On May 31, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. Prior thereto, Morgan Stanley Group Inc. was the direct parent of Morgan Stanley Asset Management Inc. (the "Adviser") and Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The Adviser and Morgan Stanley are now subsidiaries of Morgan Stanley, Dean Witter, Discover & Co.
                                 --------------

    The section entitled "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" on pages 12-14 is deleted.

    The section entitled "OPTIONS TRANSACTIONS" on pages 14-15 are deleted.
                                 --------------

    After the section entitled "WHEN-ISSUED AND DELAYED DELIVERY SECURITIES" on page 15, the following sections are inserted:

    DERIVATIVE INSTRUMENTS

        The Portfolio is permitted to invest in various derivative instruments for both hedging and non-hedging purposes. Derivatives instruments include options, futures and options on futures, structured investments and structured notes, caps, floors, collars and swaps. Additionally, the Portfolio may invest in other derivative instruments that are developed over time if their use would be consistent with the objectives of the Portfolio. The Portfolio will limit its use of derivative instruments to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivative instruments. The Portfolio's investments in forward foreign currency contracts and derivatives used for hedging purposes are not subject to the limit described above.

        The Portfolio may use derivative instruments under a number of different circumstances to further its investment objectives. The Portfolio may use derivatives when doing so provides more liquidity than the direct purchase of the securities underlying such derivatives. For example, the Portfolio may purchase derivatives to quickly gain exposure to a market in response to changes in the Portfolio's investment policy or upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying securities market. The Portfolio may also use derivatives when it is restricted from directly owning the underlying securities due to foreign investment restrictions or other reasons or when doing so provides a price advantage over purchasing the underlying securities directly, either because of a pricing differential between the derivatives and securities markets or because of lower transaction costs associated with the derivatives transaction. Derivatives may also be used by the Portfolio for hedging purposes and in other circumstances when the Portfolio's portfolio managers believe it advantageous to do so consistent with the Portfolio's investment objective. The Portfolio will not, however, use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by the Portfolio's investment policies, and then only in a manner consistent with such policies.

        Some of the derivative instruments in which the Portfolio may invest and the risks related thereto are described in more detail below.

    CAPS, FLOORS AND COLLARS

        The Portfolio may invest in caps, floors and collars, which are instruments analogous to options. In particular, a cap is the right to receive the excess of a reference rate over a given rate and is analogous to a put option. A floor is the right to receive the excess of a given rate over a reference rate and is analogous to a call option. Finally, a collar is an instrument that combines a cap and a floor. That is, the buyer of a collar buys a cap and writes a floor, and the writer of a collar writes a cap and buys a floor. The risks associated with caps, floors and collars are similar to those associated with options. In addition, caps, floors and collars are subject to risk of default by the counterparty because they are privately negotiated instruments.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

        The Portfolio may purchase and sell futures contracts and options on futures contracts, including but not limited to securities index futures, foreign currency exchange futures, interest rate futures contracts and other financial futures. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, instrument or basket thereof, at a specific future date and at a specified price. An option on a futures contract is a legal contract that gives the holder the right to buy or sell a specified amount of futures contracts at a fixed or determinable price upon the exercise of the option.

        The Portfolio may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or purchase securities index futures in order to gain market exposure. Subject to applicable laws, the Portfolio may engage in transactions in securities index futures contracts (and options thereon) which are traded on a recognized securities or futures exchange, or may purchase or sell such instruments in the over-the-counter market. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets.

        The Portfolio may engage in transactions involving foreign currency exchange futures contracts. Such contracts involve an obligation to purchase or sell a specific currency at a specified future date and at a specified price. The Portfolio may engage in such transactions to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency.

        The Portfolio may engage in transactions in interest rate futures transactions. Interest rate futures contracts involve an obligation to purchase or sell a specific debt security, instrument or basket thereof at a specified future date at a specified price. The value of the contract rises and falls inversely with changes in interest rates. The Portfolio may engage in such transactions to hedge its holdings of debt instruments against future changes in interest rates.

        Financial futures are futures contracts relating to financial instruments, such as U.S. Government securities, foreign currencies, and certificates of deposit. Such contracts involve an obligation to purchase or sell a specific security, instrument or basket thereof at a specified future date at a specified price. Like interest rate futures contracts, the value of financial futures contracts rises and falls inversely with changes in interest rates. The Portfolio may engage in financial futures contracts for hedging and non-hedging purposes.

        Under rules adopted by the Commodity Futures Trading Commission, the Portfolio may enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of the Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-hedging activities.

        Gains and losses on futures contracts and options thereon depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of investments held by the Portfolio and the prices of futures and options relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position. The risk that the Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid exchange or secondary market. The risk of loss in trading on futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing.

    OPTIONS TRANSACTIONS

        The Portfolio may seek to increase its return or may hedge its portfolio investments through options transactions with respect to securities, instruments, indices or baskets thereof in which the Portfolio may invest, as well as with respect to foreign currency. Purchasing a put option gives the Portfolio the right to sell a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the option. Purchasing a call option gives the Portfolio the right to purchase a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the option.

        The Portfolio also may write (i.e., sell) put and call options on investments held in its portfolio, as well as with respect to foreign currency. When the Portfolio has written an option, it receives a premium, which increases the Portfolio's return on the underlying security or instrument in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, the Portfolio will limit its opportunity to profit from an increase in the market value of the underlying security or instrument above the exercise price of the option for as long as the Portfolio's obligation as writer of the option continues. The Portfolio may only write options that are "covered." A covered call option means that so long as the Portfolio is obligated as the writer of the option, it will earmark or segregate sufficient liquid assets to cover its obligations under the option or own (i) the underlying security or instrument subject to the option, (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the security or instrument subject to the option, or
    (iii) a call option on the same underlying security with a strike price no higher than the price at which the underlying instrument was sold pursuant to a short option position.

        By writing (or selling) a put option, the Portfolio incurs an obligation to buy the security or instrument underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election. The Portfolio may also write options that may be exercised by the purchaser only on a specific date. The Portfolio that has written a put option will earmark or segregate sufficient liquid assets to cover its obligations under the option or will own a put option on the same underlying security with an equal or higher strike price.

        The Portfolio may engage in transactions in options which are traded on recognized exchanges or over-the-counter. There currently are limited options markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of such options markets. The primary risks associated with the use of options are (i) imperfect correlation between the change in market value of investments held, purchased or sold by the Portfolio and the prices of options relating to such investments, and
    (ii) possible lack of a liquid secondary market for an option.

    STRUCTURED NOTES

        Structured Notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolio may use structured notes to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

    SWAPS -- SWAP CONTRACTS

        Swaps and Swap Contracts are derivatives in the form of a contract or other similar instrument in which two parties agree to exchange the returns generated by a security, instrument, basket or index thereof for the returns generated by another security, instrument, basket thereof or index. The payment streams are calculated by reference to a specific security, index or instrument and an agreed upon notional amount. The relevant indices include but are not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which the Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

        The Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. The Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities. The Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Fund's Board of Directors.

        Interest rate and total rate of return swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive. In contrast, currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid. Swaps that include caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than "traditional" swaps.

        The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.
                                 --------------

    The fourth bullet point under the heading "FIXED INCOME:" on page 7 of the Prospectus is deleted and replaced with the following:

    - THE HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE